Smith Barney Futures Management Inc.
                              390 Greenwich Street
                               New York, NY 10013

By EDGAR

Securities and Exchange Commission
450 Fifth Street N.W.
Washington, D.C. 20549

RE:  Smith Barney Westport Futures Fund L.P
     Supplement to Registration Statement on Form S-1
     File No. 333-24923

Ladies and Gentlemen:

     On Behalf of Smith Barney Westport Futures Fund L.P. (the "Partnership") I am transmitting herewith for filing, pursuant to Rule 424 (b) (3) of the Securities Act of 1933, as amended, a Supplement dated January 31, 1998 to the Partnership's final prospectus dated May 30, 1997.

Should you have any questions, please telephone me at 723-5424.

Very truly yours,

/s/ Daniel A. Dantuono
    Daniel A. Dantuono
    Chief Financial Officer and
    Director

Enclosures
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



                                  Smith Barney
                           Westport Futures Fund L.P.
                                  January 1998

The redemption value of the Smith Barney Westport Futures Fund L.P. was $980.75 per unit at the end of January, down 3.0% from the close of December.

The following comments pertain to the trading activities of the Fund's advisor, John W. Henry & Company, Inc.

Small losses were incurred amid volatile trading conditions in key currencies, metals, and stock indices. Solid gains in global interest rates and smaller gains in energy and agricultural commodities failed to offset these losses. Investors optimism over efforts to revive ailing Asian economies boosted the Japanese yen against the U.S. dollar and gave support to the Nikkei; positions in both resulted in losses. In Europe, as equity markets reached record highs, bond markets also benefited from reduced concerns about inflation. Positions in the German bond were particularly profitable. Gains were also realized in coffee, where prices rose amid tight U.S. stockpiles.


Smith Barney Futures Management Inc.

                                  Smith Barney
                           Westport Futures Fund L.P.
                                Account Statement
                           For the Period January 1,
                            Through January 31, 1998


                                                                      Percent
                                                                     of Average
                                                                     Net Assets
                                                                     ----------

Realized losses from trading                        ($718,618)           (0.66)%
Change in unrealized gains/losses
   from trading                                    (2,036,179)           (1.86)
                                             -----------------       -----------

                                                   (2,754,797)           (2.52)

Add, Brokerage commissions
   and clearing fees ($6,570)                         639,673             0.58
                                             -----------------       -----------

Net realized and unrealized losses                 (3,394,470)           (3.10)

Interest Income                                       381,898             0.35
                                             -----------------       -----------

                                                   (3,012,572)           (2.75)
                                             -----------------       -----------

Less, Expenses:
   Management fees                                    360,999             0.33
   Other expenses                                       9,380             0.01
                                             -----------------       -----------

                                                      370,379             0.34
                                             -----------------       -----------

Net Loss                                           (3,382,951)           (3.09)%
                                                                     ===========

Additions (9,852.7914 L.P. units at
December 31, 1997 redemption value
per unit of $1,011.49)                              9,966,000

Additions (98.8641 G.P. units at
December 31, 1997 redemption value
per unit of $1,011.49)                                100,000
                                             -----------------


Increase in net assets                              6,683,049


Net assets, December 31, 1997                     101,255,607
                                             -----------------

Net assets, January 31, 1998                     $107,938,656
                                             =================

Net asset value per unit
  ($107,938,656 / 110,057.1831 units)                 $980.75
                                             =================






To the best of the knowledge and belief of the undersigned, the information contained herein is accurate and complete.

By: /s/ Daniel A. Dantuono
        Daniel A. Dantuono
        Chief Financial Officer

Smith Barney
Futures Management Inc.
General Partner, Smith Barney
Westport Futures Fund L.P.

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